SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Adjustments from Translations Recorded as a Separate Component of AOCI in Shareholders Equity - Balance Sheet Components
	September 30, 2013	December 31, 2012
Balance sheet items, except for equity accounts	6.1439	6.3086

	December 31, 2012	December 31, 2011
Balance sheet items, except for equity accounts	6.3086	6.3585

Adjustments from Translations Recorded as a Separate Component of AOCI in Shareholders Equity - Statements of Income and Comprehensive Income Components
	For The Nine Months Ended September 30,
	2013	2012
Items in the statements of income and comprehensive income, and statements of cash flows	6.2173	6.3085

	For the years ended December 31,
	2012	2011
Items in the statements of operations and comprehensive income, and statements cash flows	6.3116	6.4640

Financial Instruments whose Contract Amounts Represent Credit Risk
	September 30, 2013	December 31, 2012
	(Unaudited)
Guarantee	$69,955,566	$86,360,524

	December 31, 2012	December 31, 2011
Guarantee	$86,360,524	$88,742,628